7. Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 7 – Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2018	2017
Prepaid insurance	$440,000	$587,000
Prepaid rebates	270,000	–
Tax prepaid to Mexican tax authorities	215,000	–
Other prepaid expenses and other current assets	622,000	29,000
	$1,547,000	$616,000

The long-term portion of the prepayment to the Mexican tax authorities amounted to $399,000 and is recorded in other assets in the accompanying March 31, 2018 balance sheet.